VAT AND OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
VAT AND OTHER TAXES PAYABLE
Schedule of vat and other taxes payable

VAT and other taxes payable consisted of the following as of December 31, 2019 and December 31, 2018:

	2019	2018

VAT payable	$107,146	$120,305
Surcharge and fees	312	15,114
Income tax payable	204	—
Other taxes	—	2,276
Total Other Taxes Payable	$107,662	$137,695